Annual Fund Operating Expenses - PIMCO Strategic Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.52%
I-2
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%
A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%
C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.72%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.67%

[1]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.51%, 0.61%, 0.91% and 1.66% for Institutional Class, I-2, Class A and Class C shares, respectively.
[2]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for each share class of the Fund by 0.05% of the average daily net assets attributable to the applicable class of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years from the date of waiver.